Quarterly Holdings Report
for
Fidelity Flex® International Focused Index Fund
January 31, 2026
FXI-NPRT1-0426
1.9918053.100
Common Stocks - 93.7%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (a)	107	6,472
AUSTRALIA - 4.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	2,276	43,743
SEEK Ltd	1,047	15,289
TOTAL COMMUNICATION SERVICES		59,032
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Wesfarmers Ltd	1,374	79,261
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	2,271	84,701
Specialty Retail - 0.0%
JB Hi-Fi Ltd	568	32,097
TOTAL CONSUMER DISCRETIONARY		196,059
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	5,552	82,272
Endeavour Group Ltd/Australia	7,529	19,398
Woolworths Group Ltd	136	2,930
TOTAL CONSUMER STAPLES		104,600
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	16,668	81,364
Whitehaven Coal Ltd	4,222	25,960
Woodside Energy Group Ltd	573	10,117
TOTAL ENERGY		117,441
Financials - 1.5%
Banks - 1.2%
ANZ Group Holdings Ltd	7,993	203,345
Commonwealth Bank of Australia	2,787	289,867
National Australia Bank Ltd	3,959	118,926
Westpac Banking Corp	8,636	233,451
		845,589
Capital Markets - 0.1%
ASX Ltd	1,240	49,459
Macquarie Group Ltd	358	52,895
		102,354
Insurance - 0.2%
Insurance Australia Group Ltd	13,252	70,133
QBE Insurance Group Ltd	5,915	81,070
Steadfast Group Ltd	5,971	21,746
		172,949
TOTAL FINANCIALS		1,120,892
Health Care - 0.3%
Biotechnology - 0.1%
CSL Ltd	640	80,646
Telix Pharmaceuticals Ltd (a)	1,656	12,083
		92,729
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	381	71,395
Health Care Providers & Services - 0.1%
EBOS Group Ltd	1,508	23,344
Sonic Healthcare Ltd	3,124	49,958
		73,302
TOTAL HEALTH CARE		237,426
Industrials - 0.3%
Commercial Services & Supplies - 0.2%
Brambles Ltd	5,626	87,756
Construction & Engineering - 0.0%
Worley Ltd	3,148	29,396
Ground Transportation - 0.0%
Aurizon Holdings Ltd	8,710	22,381
Passenger Airlines - 0.0%
Qantas Airways Ltd	4,228	29,648
Trading Companies & Distributors - 0.1%
SGH Ltd	1,235	39,921
Transportation Infrastructure - 0.0%
Transurban Group unit	240	2,331
TOTAL INDUSTRIALS		211,433
Information Technology - 0.0%
IT Services - 0.0%
NEXTDC Ltd (a)	602	5,583
Software - 0.0%
Technology One Ltd	1,834	32,170
TOTAL INFORMATION TECHNOLOGY		37,753
Materials - 1.2%
Metals & Mining - 1.2%
BHP Group Ltd	7,596	261,624
BlueScope Steel Ltd	2,754	57,993
Evolution Mining Ltd	12,092	123,862
Glencore PLC	6,698	45,663
Northern Star Resources Ltd	6,313	127,222
Rio Tinto Ltd	1,313	138,563
Rio Tinto PLC	1,288	117,510
TOTAL MATERIALS		872,437
Real Estate - 0.3%
Diversified REITs - 0.0%
Mirvac Group unit	23,431	32,632
Industrial REITs - 0.0%
Goodman Group unit	1,605	34,345
Office REITs - 0.0%
Dexus unit	1,261	5,901
Retail REITs - 0.3%
Scentre Group unit	28,338	80,511
Vicinity Ltd unit	23,421	40,121
		120,632
TOTAL REAL ESTATE		193,510
Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	7,159	44,169
Multi-Utilities - 0.0%
AGL Energy Ltd	430	2,709
TOTAL UTILITIES		46,878
TOTAL AUSTRALIA		3,197,461
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	334	19,815
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (b)(c)	487	79,316
Erste Group Bank AG	167	21,676
		100,992
Insurance - 0.0%
UNIQA Insurance Group AG	989	18,335
TOTAL FINANCIALS		119,327
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	12	2,805
Construction & Engineering - 0.0%
Strabag SE	146	15,143
TOTAL INDUSTRIALS		17,948
Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	323	15,315
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	90	2,680
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	137	10,060
TOTAL AUSTRIA		185,145
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	33	7,545
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	1,674	120,500
Food Products - 0.0%
Lotus Bakeries NV	3	35,205
TOTAL CONSUMER STAPLES		155,705
Financials - 0.1%
Banks - 0.0%
KBC Group NV	46	6,483
Financial Services - 0.0%
Sofina SA	95	27,702
Insurance - 0.1%
Ageas SA/NV	1,069	75,965
TOTAL FINANCIALS		110,150
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	473	143,195
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	1,362	13,497
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	400	11,759
Umicore SA	280	6,671
TOTAL MATERIALS		18,430
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	284	24,962
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	76	11,017
TOTAL BELGIUM		484,501
BRAZIL - 1.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	5,000	23,296
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lojas Renner SA	1,900	5,390
Ultrapar Participacoes SA	3,500	16,879
TOTAL CONSUMER DISCRETIONARY		22,269
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sendas Distribuidora S/A	7,600	12,376
Personal Care Products - 0.0%
Natura Cosmeticos SA (a)	4,800	7,999
TOTAL CONSUMER STAPLES		20,375
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (a)	3,800	13,647
Petroleo Brasileiro SA - Petrobras	10,400	79,817
Petroleo Brasileiro SA - Petrobras (PN)	5,900	42,332
TOTAL ENERGY		135,796
Financials - 0.6%
Banks - 0.4%
Itau Unibanco Holding SA	18,811	162,634
Itausa SA	34,004	88,261
NU Holdings Ltd/Cayman Islands Class A (a)	3,270	58,043
		308,938
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	28,600	87,766
Financial Services - 0.1%
Pagseguro Digital Ltd Class A	900	10,125
StoneCo Ltd Class A (a)	1,752	28,277
		38,402
TOTAL FINANCIALS		435,106
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (a)(b)(c)	2,800	6,916
Pharmaceuticals - 0.0%
Hypera SA	2,400	11,497
TOTAL HEALTH CARE		18,413
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA	3,700	68,162
Ground Transportation - 0.0%
Rumo SA	4,200	11,779
TOTAL INDUSTRIALS		79,941
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	700	5,928
Materials - 0.5%
Chemicals - 0.0%
Yara International ASA	765	35,206
Containers & Packaging - 0.0%
Klabin SA unit	6,544	23,824
Metals & Mining - 0.4%
Metalurgica Gerdau SA	7,733	14,503
Vale SA	3,200	51,271
Wheaton Precious Metals Corp	1,396	183,915
		249,689
Paper & Forest Products - 0.1%
Suzano SA	4,500	42,180
TOTAL MATERIALS		350,899
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Multiplan Empreendimentos Imobiliarios SA	1,000	6,259
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia	2,300	23,762
Axia Energia Series B	2,400	26,363
Axia Energia Series C	1,924	19,303
Energisa S/A unit	1,590	15,411
		84,839
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (a)	7,000	28,092
TOTAL UTILITIES		112,931
TOTAL BRAZIL		1,211,213
CANADA - 6.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Quebecor Inc Class B	559	20,391
TELUS Corp	3,441	48,015
TOTAL COMMUNICATION SERVICES		68,406
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Canadian Tire Corp Ltd Class A	19	2,338
Dollarama Inc	139	18,732
		21,070
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	1,321	88,506
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc	1,066	69,261
TOTAL CONSUMER DISCRETIONARY		178,837
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	565	29,394
George Weston Ltd	930	64,864
Loblaw Cos Ltd	2,126	95,664
		189,922
Food Products - 0.0%
Saputo Inc	424	12,791
TOTAL CONSUMER STAPLES		202,713
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	1,779	220,028
Canadian Natural Resources Ltd	5,305	197,255
Cenovus Energy Inc	5,519	108,909
Enbridge Inc	2,490	121,551
Imperial Oil Ltd	848	85,675
South Bow Corp	1,098	31,190
Suncor Energy Inc	3,379	178,597
TC Energy Corp	581	34,067
TOTAL ENERGY		977,272
Financials - 2.8%
Banks - 2.0%
Bank of Montreal	1,765	240,281
Bank of Nova Scotia/The	1,467	109,676
Canadian Imperial Bank of Commerce	2,427	224,297
National Bank of Canada	1,195	142,393
Royal Bank of Canada	2,294	381,960
Toronto Dominion Bank	3,869	361,597
		1,460,204
Capital Markets - 0.2%
Brookfield Corp Class A	2,849	129,870
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	11	18,153
Great-West Lifeco Inc	1,434	67,127
iA Financial Corp Inc	424	52,098
Intact Financial Corp	523	95,220
Manulife Financial Corp	1,774	67,578
Power Corp of Canada Subordinate Voting Shares	2,067	104,243
Sun Life Financial Inc	347	21,865
		426,284
TOTAL FINANCIALS		2,016,358
Industrials - 0.6%
Aerospace & Defense - 0.1%
CAE Inc (a)	2,061	66,054
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	1,069	75,022
WSP Global Inc	15	2,900
		77,922
Ground Transportation - 0.4%
Canadian National Railway Co	1,531	147,281
Canadian Pacific Kansas City Ltd	1,222	90,839
TFI International Inc	330	35,464
		273,584
Professional Services - 0.0%
Thomson Reuters Corp	516	57,013
TOTAL INDUSTRIALS		474,573
Information Technology - 0.6%
IT Services - 0.3%
Shopify Inc Class A (a)	1,870	245,374
Software - 0.3%
Constellation Software Inc/Canada	62	114,423
Descartes Systems Group Inc/The (a)	854	63,778
Open Text Corp	2,318	59,207
		237,408
TOTAL INFORMATION TECHNOLOGY		482,782
Materials - 0.8%
Chemicals - 0.0%
Nutrien Ltd	58	3,993
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	575	109,303
Alamos Gold Inc Class A	2,347	86,975
Barrick Mining Corp	1,021	46,669
Franco-Nevada Corp	633	148,175
Kinross Gold Corp	5,501	173,234
		564,356
TOTAL MATERIALS		568,349
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	156	21,316
Utilities - 0.2%
Electric Utilities - 0.1%
Emera Inc	1,493	74,001
Fortis Inc/Canada	108	5,758
		79,759
Gas Utilities - 0.1%
AltaGas Ltd	1,801	54,322
Independent Power and Renewable Electricity Producers - 0.0%
Northland Power Inc	215	2,963
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	4,083	26,807
TOTAL UTILITIES		163,851
TOTAL CANADA		5,154,457
CHILE - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Empresas Copec SA	1,870	15,943
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	1,855	9,744
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	388	1,298
TOTAL CONSUMER STAPLES		11,042
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA	74	5,504
Banco Santander Chile	381,458	33,565
TOTAL FINANCIALS		39,069
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	423,604	13,743
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (a)	89	6,895
Metals & Mining - 0.2%
Antofagasta PLC	2,022	100,934
Paper & Forest Products - 0.0%
Empresas Cmpc SA	9,143	13,696
TOTAL MATERIALS		121,525
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	942	4,005
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	100,801	8,554
TOTAL CHILE		213,881
CHINA - 6.7%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	27,500	39,637
Entertainment - 0.2%
China Ruyi Holdings Ltd (a)	12,000	3,318
Netease Inc	5,100	132,243
		135,561
Interactive Media & Services - 1.4%
Baidu Inc A Shares (a)	100	1,917
Bilibili Inc Z Shares (a)	1,580	54,131
Kuaishou Technology B Shares (b)(c)	11,200	114,909
Tencent Holdings Ltd	11,000	845,480
		1,016,437
TOTAL COMMUNICATION SERVICES		1,191,635
Consumer Discretionary - 2.3%
Automobiles - 0.3%
BYD Co Ltd H Shares	9,700	120,929
Geely Automobile Holdings Ltd	30,000	61,789
Li Auto Inc A Shares (a)	6,000	50,142
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(b)(c)	2,100	11,402
		244,262
Broadline Retail - 1.4%
Alibaba Group Holding Ltd	33,900	721,175
JD.com Inc A Shares	3,500	49,912
PDD Holdings Inc Class A ADR (a)	1,133	114,490
Prosus NV Class N	2,502	143,868
		1,029,445
Hotels, Restaurants & Leisure - 0.4%
Meituan B Shares (a)(b)(c)	13,000	160,712
Trip.com Group Ltd	1,850	113,545
		274,257
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	15,400	50,860
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	600	1,106
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	6,400	64,106
Li Ning Co Ltd	15,500	40,555
Shenzhou International Group Holdings Ltd	5,300	42,266
		146,927
TOTAL CONSUMER DISCRETIONARY		1,746,857
Consumer Staples - 0.2%
Beverages - 0.0%
China Resources Beer Holdings Co Ltd	8,000	26,850
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (a)	16,000	13,354
JD Health International Inc (a)(b)(c)	6,050	48,983
		62,337
Food Products - 0.1%
China Mengniu Dairy Co Ltd	16,000	33,384
Wilmar International Ltd	4,200	11,193
		44,577
TOTAL CONSUMER STAPLES		133,764
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	12,000	13,164
Oil, Gas & Consumable Fuels - 0.2%
China Shenhua Energy Co Ltd H Shares	17,500	96,370
Yankuang Energy Group Co Ltd H Shares	18,000	26,290
		122,660
TOTAL ENERGY		135,824
Financials - 1.2%
Banks - 0.6%
Bank of China Ltd H Shares	73,000	43,639
China Construction Bank Corp H Shares	127,000	128,236
China Merchants Bank Co Ltd H Shares	13,000	79,643
Industrial & Commercial Bank of China Ltd H Shares	209,000	173,629
		425,147
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	15,000	20,199
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	535	8,319
Insurance - 0.6%
China Life Insurance Co Ltd H Shares	34,000	151,806
China Pacific Insurance Group Co Ltd H Shares	15,000	75,652
People's Insurance Co Group of China Ltd/The H Shares	51,000	44,392
Ping An Insurance Group Co of China Ltd H Shares	19,000	176,232
		448,082
TOTAL FINANCIALS		901,747
Health Care - 0.3%
Biotechnology - 0.1%
Akeso Inc (a)(b)(c)	4,000	56,528
Life Sciences Tools & Services - 0.1%
Wuxi Biologics Cayman Inc (a)(b)(c)	18,000	85,252
Pharmaceuticals - 0.1%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	4,000	19,764
Sino Biopharmaceutical Ltd	55,000	46,748
		66,512
TOTAL HEALTH CARE		208,292
Industrials - 0.2%
Construction & Engineering - 0.0%
China State Construction International Holdings Ltd	8,000	9,606
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	5,022	49,718
Machinery - 0.0%
Weichai Power Co Ltd H Shares	14,000	47,705
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd H Shares	20,500	35,951
SITC International Holdings Co Ltd	10,000	37,301
		73,252
TOTAL INDUSTRIALS		180,281
Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	5,000	21,377
ZTE Corp H Shares	3,000	10,883
		32,260
Semiconductors & Semiconductor Equipment - 0.1%
Hua Hong Semiconductor Ltd (a)(b)(c)	5,000	74,564
Software - 0.0%
Kingdee International Software Group Co Ltd (a)	18,000	29,838
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	42,000	47,322
Xiaomi Corp B Shares (a)(b)(c)	19,400	87,816
		135,138
TOTAL INFORMATION TECHNOLOGY		271,800
Materials - 0.2%
Construction Materials - 0.0%
China National Building Material Co Ltd H Shares	8,000	5,755
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	20,000	35,458
China Hongqiao Group Ltd	14,500	67,042
Zhaojin Mining Industry Co Ltd H Shares	8,500	39,388
		141,888
TOTAL MATERIALS		147,643
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Resources Land Ltd	12,000	47,127
Longfor Group Holdings Ltd (b)(c)	3,000	3,955
TOTAL REAL ESTATE		51,082
Utilities - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd	7,800	7,728
ENN Energy Holdings Ltd	3,000	25,864
Kunlun Energy Co Ltd	22,000	22,529
		56,121
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	21,000	19,086
TOTAL UTILITIES		75,207
TOTAL CHINA		5,044,132
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	1,198	27,059
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	1,039	3,884
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	757	6,204
TOTAL COLOMBIA		37,147
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (a)	3,536	44,718
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Moneta Money Bank AS (b)(c)	1,181	11,848
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	285	16,393
TOTAL CZECH REPUBLIC		28,241
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	131	10,583
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	164	22,204
Financials - 0.1%
Banks - 0.0%
Danske Bank A/S	81	4,133
Ringkjoebing Landbobank A/S	117	29,527
		33,660
Insurance - 0.1%
Tryg A/S	2,178	52,926
TOTAL FINANCIALS		86,586
Health Care - 0.7%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	304	68,734
Zealand Pharma A/S (a)	50	3,334
		72,068
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	680	57,967
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	5,492	326,111
TOTAL HEALTH CARE		456,146
Industrials - 0.2%
Air Freight & Logistics - 0.0%
DSV A/S	79	22,181
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	4,745	143,828
TOTAL INDUSTRIALS		166,009
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	683	41,812
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (a)(b)(c)	812	18,250
TOTAL DENMARK		801,590
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	3,421	9,768
Capital Markets - 0.0%
EFG Holding S.A.E. (a)	5,481	3,361
Consumer Finance - 0.0%
U Consumer Finance	6,083	1,317
TOTAL FINANCIALS		14,446
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	2,740	5,050
TOTAL EGYPT		19,496
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	346	15,240
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	436	11,029
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	855	21,851
Financials - 0.3%
Banks - 0.1%
Nordea Bank Abp (Sweden)	3,422	66,039
Insurance - 0.2%
Sampo Oyj A Shares	9,540	106,393
TOTAL FINANCIALS		172,432
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	222	18,328
Industrials - 0.2%
Machinery - 0.2%
Konecranes Oyj A Shares	308	36,271
Valmet Oyj	209	7,167
Wartsila OYJ Abp	2,522	102,240
TOTAL INDUSTRIALS		145,678
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	10,028	64,589
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	494	17,344
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	3,100	35,783
TOTAL MATERIALS		53,127
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	900	21,246
TOTAL FINLAND		523,520
FRANCE - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Orange SA	541	10,057
Media - 0.1%
Publicis Groupe SA	926	92,552
TOTAL COMMUNICATION SERVICES		102,609
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.1%
Accor SA	837	45,499
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	82	197,216
Kering SA	331	103,331
LVMH Moet Hennessy Louis Vuitton SE	399	257,517
		558,064
TOTAL CONSUMER DISCRETIONARY		603,563
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	3,475	56,918
Food Products - 0.2%
Danone SA	1,892	148,257
Personal Care Products - 0.2%
L'Oreal SA	292	134,156
TOTAL CONSUMER STAPLES		339,331
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	3,935	285,225
Financials - 0.7%
Banks - 0.4%
BNP Paribas SA	1,453	157,117
Credit Agricole SA	5,120	110,881
Societe Generale SA Series A	398	34,876
		302,874
Financial Services - 0.0%
Edenred SE	390	8,169
Insurance - 0.3%
AXA SA	4,407	200,955
TOTAL FINANCIALS		511,998
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	701	214,297
Industrials - 1.3%
Aerospace & Defense - 0.7%
Airbus SE	1,404	321,447
Safran SA	498	177,931
Thales SA	190	58,164
		557,542
Building Products - 0.1%
Cie de Saint-Gobain SA	467	46,095
Construction & Engineering - 0.3%
Bouygues SA	1,079	58,335
Vinci SA	1,267	182,175
		240,510
Electrical Equipment - 0.2%
Legrand SA	883	140,978
TOTAL INDUSTRIALS		985,125
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	499	77,534
Software - 0.0%
Dassault Systemes SE	66	1,815
TOTAL INFORMATION TECHNOLOGY		79,349
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	1,138	213,105
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	232	25,575
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	1,598	47,710
Veolia Environnement SA	2,752	103,220
TOTAL UTILITIES		150,930
TOTAL FRANCE		3,511,107
GERMANY - 4.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom AG	5,515	185,074
Interactive Media & Services - 0.1%
Scout24 SE (b)(c)	498	49,615
TOTAL COMMUNICATION SERVICES		234,689
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Aumovio SE	329	15,880
Continental AG	670	52,924
		68,804
Automobiles - 0.1%
Mercedes-Benz Group AG	704	48,114
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	525	93,085
TOTAL CONSUMER DISCRETIONARY		210,003
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	21	1,733
Personal Care Products - 0.1%
Beiersdorf AG	557	66,439
TOTAL CONSUMER STAPLES		68,172
Financials - 1.1%
Banks - 0.0%
Commerzbank AG	282	11,595
Capital Markets - 0.4%
Deutsche Bank AG	5,480	216,307
Deutsche Boerse AG	233	59,002
		275,309
Insurance - 0.7%
Allianz SE	633	278,724
Hannover Rueck SE	252	71,332
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	314	190,308
		540,364
TOTAL FINANCIALS		827,268
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (b)(c)	1,478	73,772
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	1,769	98,994
Pharmaceuticals - 0.0%
Bayer AG	195	10,314
TOTAL HEALTH CARE		183,080
Industrials - 1.6%
Aerospace & Defense - 0.5%
MTU Aero Engines AG	226	100,324
Rheinmetall AG	117	247,069
		347,393
Air Freight & Logistics - 0.0%
Deutsche Post AG	356	19,911
Electrical Equipment - 0.5%
Siemens Energy AG (a)	2,081	356,564
Industrial Conglomerates - 0.5%
Siemens AG	1,141	344,959
Trading Companies & Distributors - 0.1%
Brenntag SE	721	43,928
TOTAL INDUSTRIALS		1,112,755
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	3,766	184,091
Software - 0.5%
Nemetschek SE	72	6,311
SAP SE	1,769	353,391
		359,702
TOTAL INFORMATION TECHNOLOGY		543,793
Materials - 0.2%
Chemicals - 0.0%
BASF SE	634	34,372
Construction Materials - 0.2%
Heidelberg Materials AG	540	147,890
TOTAL MATERIALS		182,262
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	431	31,061
Vonovia SE	1,105	32,354
TOTAL REAL ESTATE		63,415
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	2,308	146,420
Multi-Utilities - 0.0%
E.ON SE	1,453	30,769
TOTAL UTILITIES		177,189
TOTAL GERMANY		3,602,626
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	45	1,359
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	265	4,954
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JUMBO SA	370	10,982
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	144	5,797
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	4,754	22,757
Eurobank SA	14,880	72,933
TOTAL FINANCIALS		95,690
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	275	10,835
Marine Transportation - 0.0%
Star Bulk Carriers Corp	459	10,534
TOTAL INDUSTRIALS		21,369
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	304	7,193
TOTAL GREECE		145,985
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	499	30,454
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
PCCW Ltd	29,000	21,642
Financials - 0.5%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (a)	10	1,625
Hong Kong Exchanges & Clearing Ltd	3,200	176,420
		178,045
Insurance - 0.3%
AIA Group Ltd	15,000	173,063
Prudential PLC	978	16,064
		189,127
TOTAL FINANCIALS		367,172
Industrials - 0.2%
Ground Transportation - 0.1%
MTR Corp Ltd	8,500	37,625
Machinery - 0.1%
Techtronic Industries Co Ltd	7,000	95,429
TOTAL INDUSTRIALS		133,054
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	500	6,650
Real Estate - 0.2%
Real Estate Management & Development - 0.1%
Henderson Land Development Co Ltd	7,000	27,885
Hongkong Land Holdings Ltd (Singapore)	6,500	55,185
		83,070
Retail REITs - 0.1%
Link REIT	14,400	66,211
TOTAL REAL ESTATE		149,281
Utilities - 0.1%
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	67,000	63,208
TOTAL HONG KONG		741,007
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	774	9,453
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	487	61,355
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	222	7,430
TOTAL HUNGARY		78,238
INDIA - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	5,558	119,332
Consumer Discretionary - 0.3%
Automobiles - 0.0%
Mahindra & Mahindra Ltd	218	8,159
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (a)	25,957	77,451
Specialty Retail - 0.1%
Trent Ltd	939	38,766
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	2,006	87,014
TOTAL CONSUMER DISCRETIONARY		211,390
Consumer Staples - 0.1%
Beverages - 0.0%
Varun Beverages Ltd	6,713	34,501
Personal Care Products - 0.0%
Hindustan Unilever Ltd	227	5,875
Tobacco - 0.1%
ITC Ltd	16,739	58,809
TOTAL CONSUMER STAPLES		99,185
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	12,881	51,204
Indian Oil Corp Ltd	1,918	3,415
Oil & Natural Gas Corp Ltd	25,085	73,580
Reliance Industries Ltd	9,920	150,963
TOTAL ENERGY		279,162
Financials - 0.9%
Banks - 0.7%
Axis Bank Ltd	994	14,856
HDFC Bank Ltd	17,849	180,886
ICICI Bank Ltd	12,797	189,266
Kotak Mahindra Bank Ltd	1,805	8,032
State Bank of India	8,045	94,506
		487,546
Consumer Finance - 0.1%
Bajaj Finance Ltd	9,549	96,834
Financial Services - 0.1%
Bajaj Finserv Ltd	2,351	50,064
REC Ltd	1,868	7,417
		57,481
TOTAL FINANCIALS		641,861
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	21,663	106,078
Hindustan Aeronautics Ltd (c)	1,402	70,631
		176,709
Construction & Engineering - 0.0%
Larsen & Toubro Ltd	110	4,717
Electrical Equipment - 0.0%
Suzlon Energy Ltd (a)	7,094	3,688
TOTAL INDUSTRIALS		185,114
Information Technology - 0.3%
IT Services - 0.3%
Infosys Ltd	4,356	77,957
Tata Consultancy Services Ltd	3,151	107,351
Wipro Ltd	16,975	43,856
TOTAL INFORMATION TECHNOLOGY		229,164
Materials - 0.2%
Metals & Mining - 0.2%
Hindalco Industries Ltd	6,827	71,670
Tata Steel Ltd	35,365	74,487
TOTAL MATERIALS		146,157
Utilities - 0.1%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	20,243	56,627
Independent Power and Renewable Electricity Producers - 0.0%
Adani Power Ltd (a)	19,014	28,072
TOTAL UTILITIES		84,699
TOTAL INDIA		1,996,064
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	4,700	1,005
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	210,000	12,267
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	77,400	10,293
TOTAL COMMUNICATION SERVICES		23,565
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (a)	1,409,500	5,419
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	77,300	8,043
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	98,300	12,919
Bumi Resources Tbk PT (a)	83,000	1,280
TOTAL ENERGY		14,199
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	8,500	3,756
Bank Negara Indonesia Persero Tbk PT	97,400	26,143
Bank Rakyat Indonesia Persero Tbk PT	371,400	84,309
		114,208
Capital Markets - 0.0%
Indokripto Koin Semesta Tbk PT	10,300	1,464
TOTAL FINANCIALS		115,672
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	15,900	2,232
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	31,300	11,868
Materials - 0.1%
Metals & Mining - 0.1%
Bumi Resources Minerals Tbk PT (a)	486,000	30,838
Merdeka Copper Gold Tbk PT (a)	53,700	10,134
		40,972
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	3,500	1,906
TOTAL MATERIALS		42,878
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	6,200	784
TOTAL INDONESIA		224,660
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	307	27,220
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	7,239	81,088
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	689	98,982
TOTAL IRELAND		207,290
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	4,971	12,803
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	172	6,286
Consumer Staples - 0.0%
Food Products - 0.0%
Strauss Group Ltd	267	10,087
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (a)	38	1,248
TOTAL CONSUMER STAPLES		11,335
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Paz Retail And Energy Ltd	35	8,559
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	5,471	135,679
Bank Leumi Le-Israel BM	157	3,785
First International Bank of Israel Ltd	425	36,225
Mizrahi Tefahot Bank Ltd	956	75,070
TOTAL FINANCIALS		250,759
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	1,935	65,945
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	19	13,473
Construction & Engineering - 0.0%
Electra Ltd/Israel	192	6,665
Machinery - 0.0%
Kornit Digital Ltd (a)	323	4,183
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (d)	535	11,786
TOTAL INDUSTRIALS		36,107
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (Israel) (a)	167	82,971
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	500	2,722
Israel Corp Ltd Class A1	19	5,691
TOTAL MATERIALS		8,413
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Amot Investments Ltd	188	1,461
Big Shopping Centers Ltd	75	18,094
Mivne Real Estate KD Ltd	2,948	13,810
TOTAL REAL ESTATE		33,365
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
OPC Energy Ltd (a)	808	22,066
TOTAL ISRAEL		538,609
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (a)	27,920	18,864
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Ferrari NV (Italy)	125	41,606
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	220	21,019
Prada Spa	2,800	14,350
		35,369
TOTAL CONSUMER DISCRETIONARY		76,975
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	866	6,143
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	2,018	41,246
Financials - 1.1%
Banks - 0.9%
Banco BPM SpA	7,884	117,937
Intesa Sanpaolo SpA	39,419	279,063
UniCredit SpA	2,197	191,460
		588,460
Financial Services - 0.1%
Poste Italiane SpA (b)(c)	3,313	87,181
Insurance - 0.1%
Generali	834	33,997
Unipol Assicurazioni SpA	2,507	55,793
		89,790
TOTAL FINANCIALS		765,431
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	171	9,393
Industrials - 0.3%
Aerospace & Defense - 0.0%
Leonardo SpA	51	3,408
Electrical Equipment - 0.2%
Prysmian SpA	1,082	128,832
Passenger Airlines - 0.1%
Ryanair Holdings PLC	1,997	67,777
TOTAL INDUSTRIALS		200,017
Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	198	25,911
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	10,483	115,822
Terna - Rete Elettrica Nazionale	7,299	78,957
		194,779
Multi-Utilities - 0.0%
A2A SpA	11,104	33,445
Hera SpA	5,986	29,560
		63,005
TOTAL UTILITIES		257,784
TOTAL ITALY		1,401,764
JAPAN - 15.3%
Communication Services - 0.9%
Entertainment - 0.3%
Capcom Co Ltd	1,900	48,429
Konami Group Corp	500	72,596
Nexon Co Ltd	2,400	57,116
Nintendo Co Ltd	1,300	80,503
Square Enix Holdings Co Ltd	1,200	20,734
		279,378
Wireless Telecommunication Services - 0.6%
KDDI Corp	1,000	16,884
SoftBank Corp	80,300	109,149
SoftBank Group Corp	10,600	289,458
		415,491
TOTAL COMMUNICATION SERVICES		694,869
Consumer Discretionary - 2.6%
Automobile Components - 0.3%
Denso Corp	300	4,162
Niterra Co Ltd	900	39,260
Sumitomo Electric Industries Ltd	4,000	173,792
		217,214
Automobiles - 1.0%
Honda Motor Co Ltd	11,800	118,679
Isuzu Motors Ltd	3,400	54,594
Mazda Motor Corp	300	2,300
Subaru Corp	3,500	75,139
Suzuki Motor Corp	200	2,722
Toyota Motor Corp	20,100	455,578
		709,012
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	12,400	73,415
Ryohin Keikaku Co Ltd	3,300	65,697
		139,112
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	4,200	73,527
Zensho Holdings Co Ltd	500	27,064
		100,591
Household Durables - 0.7%
Panasonic Holdings Corp	8,300	113,799
Sony Group Corp	13,400	295,442
Sumitomo Forestry Co Ltd	3,700	40,034
		449,275
Leisure Products - 0.1%
Bandai Namco Holdings Inc	2,300	59,596
Yamaha Corp	2,700	19,513
		79,109
Specialty Retail - 0.2%
Fast Retailing Co Ltd	300	113,983
Nitori Holdings Co Ltd	2,600	44,444
USS Co Ltd	2,300	25,369
		183,796
TOTAL CONSUMER DISCRETIONARY		1,878,109
Consumer Staples - 0.8%
Beverages - 0.0%
Suntory Beverage & Food Ltd	900	28,339
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	500	6,833
Kobe Bussan Co Ltd	1,000	24,586
Seven & i Holdings Co Ltd	1,800	25,778
		57,197
Food Products - 0.2%
Ajinomoto Co Inc	4,000	90,980
MEIJI Holdings Co Ltd	1,900	44,480
Toyo Suisan Kaisha Ltd	700	49,890
		185,350
Household Products - 0.1%
Lion Corp	1,900	20,343
Unicharm Corp	8,600	52,202
		72,545
Personal Care Products - 0.2%
Kao Corp	2,000	80,005
Shiseido Co Ltd	2,700	45,866
		125,871
Tobacco - 0.2%
Japan Tobacco Inc	3,700	133,724
TOTAL CONSUMER STAPLES		603,026
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	300	8,944
Inpex Corp	4,300	95,664
TOTAL ENERGY		104,608
Financials - 2.5%
Banks - 1.8%
Chiba Bank Ltd/The	4,100	55,211
Japan Post Bank Co Ltd	7,400	131,016
Kyoto Financial Group Inc	1,700	40,940
Mebuki Financial Group Inc	5,800	43,605
Mitsubishi UFJ Financial Group Inc	19,300	349,531
Mizuho Financial Group Inc	6,300	273,533
Resona Holdings Inc	9,400	109,605
Sumitomo Mitsui Financial Group Inc	9,000	316,714
Yokohama Financial Group Inc	6,700	60,783
		1,380,938
Capital Markets - 0.1%
Daiwa Securities Group Inc	8,000	77,720
Financial Services - 0.2%
ORIX Corp	4,000	121,902
Sony Financial Group Inc (a)	10,900	10,952
		132,854
Insurance - 0.4%
Dai-ichi Life Holdings Inc	12,500	109,242
MS&AD Insurance Group Holdings Inc	300	7,643
Sompo Holdings Inc	300	10,345
T&D Holdings Inc	2,800	68,806
Tokio Marine Holdings Inc	2,400	89,454
		285,490
TOTAL FINANCIALS		1,877,002
Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	1,700	28,230
Hoya Corp	300	50,149
Olympus Corp	5,900	70,185
Sysmex Corp	3,100	29,333
Terumo Corp	5,500	71,947
		249,844
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	2,200	125,667
Daiichi Sankyo Co Ltd	5,500	100,758
Ono Pharmaceutical Co Ltd	3,100	46,121
Otsuka Holdings Co Ltd	200	11,942
Santen Pharmaceutical Co Ltd	2,400	26,953
Takeda Pharmaceutical Co Ltd	1,800	61,271
		372,712
TOTAL HEALTH CARE		622,556
Industrials - 4.1%
Building Products - 0.2%
Agc Inc	1,200	44,190
Daikin Industries Ltd	900	107,847
		152,037
Construction & Engineering - 0.3%
Kajima Corp	2,600	105,841
Obayashi Corp	4,100	92,380
		198,221
Electrical Equipment - 0.4%
Fujikura Ltd	1,600	202,327
Mitsubishi Electric Corp	1,500	46,814
NIDEC CORP	4,500	64,371
		313,512
Ground Transportation - 0.2%
Hankyu Hanshin Holdings Inc	1,400	39,044
Seibu Holdings Inc	1,500	39,690
Tokyu Corp	3,300	37,220
		115,954
Industrial Conglomerates - 0.3%
Hitachi Ltd	6,500	225,551
Machinery - 0.8%
Ebara Corp	2,400	72,205
FANUC Corp	3,200	128,495
Hoshizaki Corp	300	9,869
Komatsu Ltd	300	11,483
Makita Corp	1,700	58,779
MINEBEA MITSUMI Inc	2,400	48,617
MISUMI Group Inc	1,600	26,384
Mitsubishi Heavy Industries Ltd	3,500	103,054
SMC Corp	200	77,754
Yaskawa Electric Corp	1,500	47,638
		584,278
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	3,700	53,291
Mitsui OSK Lines Ltd	1,800	56,282
Nippon Yusen KK	2,200	72,303
		181,876
Professional Services - 0.3%
Recruit Holdings Co Ltd	3,700	194,893
Trading Companies & Distributors - 1.4%
ITOCHU Corp	17,900	229,166
Marubeni Corp	400	13,219
Mitsubishi Corp	5,000	132,832
Mitsui & Co Ltd	7,700	250,514
MonotaRO Co Ltd	1,300	17,536
Sojitz Corp	1,300	47,276
Sumitomo Corp	4,100	166,497
Toyota Tsusho Corp	3,800	137,651
		994,691
TOTAL INDUSTRIALS		2,961,013
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.5%
Keyence Corp	200	72,939
Kyocera Corp	6,200	92,463
Omron Corp	1,200	30,372
TDK Corp	7,800	100,645
Yokogawa Electric Corp	1,300	43,076
		339,495
IT Services - 0.3%
Fujitsu Ltd	700	19,449
NEC Corp	4,500	151,493
Otsuka Corp	1,300	25,721
TIS Inc	1,300	37,784
		234,447
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp	2,400	395,529
Lasertec Corp	500	114,869
Tokyo Electron Ltd	1,200	319,751
		830,149
Software - 0.0%
Trend Micro Inc/Japan	700	27,365
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	4,400	87,891
TOTAL INFORMATION TECHNOLOGY		1,519,347
Materials - 0.7%
Chemicals - 0.5%
Mitsubishi Chemical Group Corp	8,500	56,022
Nippon Paint Holdings Co Ltd	6,300	41,706
Resonac Holdings Corp	1,100	63,615
Shin-Etsu Chemical Co Ltd	2,100	69,058
Sumitomo Chemical Co Ltd	9,400	28,546
Toray Industries Inc	9,300	68,416
Tosoh Corp	1,900	30,951
		358,314
Metals & Mining - 0.2%
Nippon Steel Corp	19,300	80,424
Sumitomo Metal Mining Co Ltd	1,600	90,414
		170,838
Paper & Forest Products - 0.0%
Oji Holdings Corp	4,900	28,976
TOTAL MATERIALS		558,128
Real Estate - 0.6%
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp	25	21,775
Nomura Real Estate Master Fund Inc	32	34,552
		56,327
Industrial REITs - 0.0%
GLP J-REIT	31	28,484
Office REITs - 0.1%
Japan Real Estate Investment Corp	41	33,063
Orix JREIT Inc	36	24,099
		57,162
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	2,400	81,571
Hulic Co Ltd	4,200	49,908
Mitsubishi Estate Co Ltd	100	2,546
Mitsui Fudosan Co Ltd	1,000	11,421
Nomura Real Estate Holdings Inc	2,300	15,248
Sumitomo Realty & Development Co Ltd	4,000	111,012
		271,706
TOTAL REAL ESTATE		413,679
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	4,400	63,942
Tohoku Electric Power Co Inc	300	2,163
		66,105
Gas Utilities - 0.1%
Tokyo Gas Co Ltd	1,800	79,625
TOTAL UTILITIES		145,730
TOTAL JAPAN		11,378,067
KOREA (SOUTH) - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	783	8,636
Entertainment - 0.0%
HYBE Co Ltd	110	28,358
Netmarble Corp (a)(b)(c)	50	1,819
Pearl Abyss Corp (a)	76	2,997
SM Entertainment Co Ltd	28	2,239
		35,413
Interactive Media & Services - 0.2%
Kakao Corp	1,711	72,416
TOTAL COMMUNICATION SERVICES		116,465
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hyundai Mobis Co Ltd	273	84,493
Automobiles - 0.2%
Hyundai Motor Co	453	156,129
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (a)(b)(c)	195	5,438
Kangwon Land Inc	364	4,376
		9,814
TOTAL CONSUMER DISCRETIONARY		250,436
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	47	2,948
Food Products - 0.1%
CJ CheilJedang Corp	44	6,475
Samyang Foods Co Ltd	24	19,522
		25,997
Personal Care Products - 0.0%
LG H&H Co Ltd	51	9,228
TOTAL CONSUMER STAPLES		38,173
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	186	30,001
S-Oil Corp (a)	29	2,117
TOTAL ENERGY		32,118
Financials - 0.4%
Banks - 0.3%
Industrial Bank of Korea	1,157	17,665
KakaoBank Corp	2,669	42,131
Shinhan Financial Group Co Ltd	2,326	134,878
		194,674
Financial Services - 0.0%
Meritz Financial Group Inc	532	42,759
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	218	75,285
TOTAL FINANCIALS		312,718
Health Care - 0.2%
Biotechnology - 0.0%
Samsung Episholdings Co Ltd	28	11,696
Health Care Equipment & Supplies - 0.0%
HLB Inc (a)	656	25,096
Life Sciences Tools & Services - 0.2%
LigaChem Biosciences Inc (a)	153	21,409
Peptron Inc (a)	108	22,743
Samsung Biologics Co Ltd (a)(b)(c)	56	67,360
		111,512
Pharmaceuticals - 0.0%
Hanmi Pharm Co Ltd (a)	6	2,002
SK Biopharmaceuticals Co Ltd (a)	155	12,607
		14,609
TOTAL HEALTH CARE		162,913
Industrials - 0.8%
Aerospace & Defense - 0.1%
Korea Aerospace Industries Ltd	437	50,697
Electrical Equipment - 0.3%
Ecopro Co Ltd	694	77,737
HD Hyundai Electric Co Ltd	142	87,017
LG Energy Solution Ltd (a)	255	69,957
		234,711
Industrial Conglomerates - 0.2%
LG Corp	515	32,553
Samsung C&T Corp	481	99,965
SK Inc	205	47,126
		179,644
Machinery - 0.2%
Hanwha Ocean Co Ltd (a)	720	68,738
Samsung Heavy Industries Co Ltd (a)	4,345	88,204
		156,942
TOTAL INDUSTRIALS		621,994
Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	56	2,926
LG Innotek Co Ltd	105	17,732
Samsung SDI Co Ltd	337	90,596
		111,254
IT Services - 0.1%
Posco DX Co Ltd	355	9,458
Samsung SDS Co Ltd	300	35,796
		45,254
Semiconductors & Semiconductor Equipment - 1.2%
Eo Technics Co Ltd	56	14,514
Hanmi Semiconductor Co Ltd	278	40,433
SK Hynix Inc	1,346	843,379
		898,326
Software - 0.0%
Douzone Bizon Co Ltd	100	6,713
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co Ltd	8,201	907,309
TOTAL INFORMATION TECHNOLOGY		1,968,856
Materials - 0.1%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	39	1,505
Hansol Chemical Co Ltd	43	8,373
LG Chem Ltd	270	57,789
Lotte Chemical Corp	77	4,427
SKC Co Ltd (a)	86	6,942
		79,036
Metals & Mining - 0.0%
Hyundai Steel Co	398	8,573
TOTAL MATERIALS		87,609
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	502	20,088
TOTAL KOREA (SOUTH)		3,611,370
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	3,839	6,375
Financials - 0.2%
Banks - 0.2%
Gulf Bank KSCP	12,149	13,648
Kuwait Finance House KSCP	5,902	15,529
National Bank of Kuwait SAKP	32,532	100,742
TOTAL FINANCIALS		129,919
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Public Warehousing Co KSCC	8,823	3,879
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	876	2,867
TOTAL KUWAIT		143,040
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	518	4,248
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	131	10,581
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	261	11,305
ArcelorMittal SA	635	34,609
TOTAL MATERIALS		45,914
TOTAL LUXEMBOURG		60,743
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd	14,400	31,391
MALAYSIA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	2,100	1,225
CELCOMDIGI BHD	26,200	21,667
TOTAL COMMUNICATION SERVICES		22,892
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	29,500	13,695
Consumer Staples - 0.0%
Food Products - 0.0%
Kuala Lumpur Kepong Bhd	2,800	13,851
PPB Group Bhd	4,000	11,466
United Plantations BHD	700	5,370
TOTAL CONSUMER STAPLES		30,687
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	19,300	8,029
Financials - 0.3%
Banks - 0.3%
Hong Leong Bank Bhd	5,500	35,997
Public Bank Bhd	74,200	91,669
RHB Bank Bhd	12,300	26,366
TOTAL FINANCIALS		154,032
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,900	4,319
Kpj Healthcare Bhd	12,700	8,924
TOTAL HEALTH CARE		13,243
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Sime Darby Bhd	16,800	9,205
Sunway Bhd	13,100	19,142
		28,347
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	2,517	3,901
TOTAL INDUSTRIALS		32,248
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	5,000	2,042
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	17,900	14,667
Utilities - 0.1%
Gas Utilities - 0.1%
Petronas Gas Bhd	5,700	26,577
Multi-Utilities - 0.0%
YTL Power International Bhd	17,200	14,093
TOTAL UTILITIES		40,670
TOTAL MALAYSIA		332,205
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	33,100	34,111
Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV unit	2,900	30,331
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	21,400	67,913
Food Products - 0.0%
Gruma SAB de CV Series B	240	4,321
Sigma Foods SAB de CV	14,100	13,934
		18,255
TOTAL CONSUMER STAPLES		116,499
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	4,400	12,926
Grupo Financiero Banorte SAB de CV	500	5,653
Grupo Financiero Inbursa SAB de CV Series O	11,200	28,019
		46,598
Insurance - 0.0%
Qualitas Controladora SAB de CV	1,200	11,192
TOTAL FINANCIALS		57,790
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Sureste SAB de CV Series B	1,595	55,182
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV unit	93,800	116,365
Metals & Mining - 0.0%
Industrias Penoles SAB de CV (a)	200	11,591
TOTAL MATERIALS		127,956
Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	5,181	23,806
TOTAL MEXICO		415,344
NETHERLANDS - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	17,460	85,511
Entertainment - 0.0%
Universal Music Group NV	395	9,684
TOTAL COMMUNICATION SERVICES		95,195
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken Holding NV Class A	184	13,588
Heineken NV	1,105	91,217
		104,805
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	687	26,841
Food Products - 0.0%
Magnum Ice Cream Co NV/The	648	11,517
TOTAL CONSUMER STAPLES		143,163
Financials - 0.4%
Banks - 0.1%
ING Groep NV	3,335	98,352
Capital Markets - 0.1%
Euronext NV (b)	502	70,156
Financial Services - 0.2%
Adyen NV (a)(b)(c)	92	136,422
EXOR NV	362	29,650
		166,072
TOTAL FINANCIALS		334,580
Health Care - 0.1%
Biotechnology - 0.0%
Argenx SE (a)	37	31,115
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	1,550	44,510
TOTAL HEALTH CARE		75,625
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	136	12,771
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	211	177,527
ASML Holding NV	680	975,057
BE Semiconductor Industries NV	128	24,959
TOTAL INFORMATION TECHNOLOGY		1,177,543
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	381	26,692
TOTAL NETHERLANDS		1,865,569
NEW ZEALAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	2,992	4,070
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	1,589	10,601
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	400	9,371
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (a)	5,031	11,330
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	1,708	8,494
TOTAL INDUSTRIALS		19,824
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (a)	324	21,152
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	4,679	26,341
TOTAL NEW ZEALAND		91,359
NORWAY - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	919	25,402
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	210	1,929
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	1,923	44,209
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	1,617	47,249
Frontline PLC (Norway)	740	21,092
TOTAL ENERGY		68,341
Financials - 0.2%
Banks - 0.0%
DNB Bank ASA	330	9,481
SpareBank 1 Sor-Norge ASA	1,376	27,805
		37,286
Insurance - 0.2%
Protector Forsikring ASA	322	17,487
Storebrand ASA A Shares	2,577	45,088
		62,575
TOTAL FINANCIALS		99,861
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	63	2,162
Industrial Conglomerates - 0.0%
Aker ASA A Shares	129	11,895
Machinery - 0.0%
AutoStore Holdings Ltd (a)(b)(c)	5,560	6,489
TOMRA Systems ASA	1,136	15,111
		21,600
TOTAL INDUSTRIALS		35,657
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (a)	243	3,270
TOTAL NORWAY		278,669
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	135	48,172
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	385	13,190
TOTAL PERU		61,362
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	170	3,877
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	1,010	3,514
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	9,680	20,371
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	600	5,153
SM Investments Corp	1,080	12,830
TOTAL INDUSTRIALS		17,983
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	25,300	9,124
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	380	3,805
TOTAL PHILIPPINES		58,674
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	109	7,970
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (a)(b)(c)	3,366	27,682
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (a)(b)(c)	43	455
Zabka Group SA (a)	2,247	13,660
TOTAL CONSUMER STAPLES		14,115
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	1,101	33,455
Financials - 0.3%
Banks - 0.1%
Alior Bank SA	386	12,613
Santander Bank Polska SA	246	38,718
		51,331
Insurance - 0.2%
Powszechny Zaklad Ubezpieczen SA	3,472	68,483
TOTAL FINANCIALS		119,814
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	56	10,856
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	79	4,816
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	88	25,263
KGHM Polska Miedz SA (a)	28	2,617
TOTAL MATERIALS		27,880
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (a)	1,113	3,145
TOTAL POLAND		249,733
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	469	11,069
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	696	13,802
Financials - 0.1%
Banks - 0.1%
Banco Comercial Portugues SA	14,047	15,225
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	1,055	5,398
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	1,554	6,337
TOTAL UTILITIES		11,735
TOTAL PORTUGAL		51,831
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,049	4,091
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	2,466	10,498
Financials - 0.2%
Banks - 0.2%
Commercial Bank of Qatar	23,151	30,202
Qatar International Islamic Bank QSC	1,023	3,206
Qatar Islamic Bank QPSC	8,917	61,227
TOTAL FINANCIALS		94,635
Industrials - 0.0%
Marine Transportation - 0.0%
Qatar Navigation QSC	4,984	15,468
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	15,427	4,635
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	10,654	8,009
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	935	3,929
TOTAL QATAR		141,265
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	993	11,755
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	2,031	38,122
Mobile Telecommunications Co Saudi Arabia	2,226	6,504
		44,626
TOTAL COMMUNICATION SERVICES		56,381
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	183	5,831
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	1,678	2,979
Nahdi Medical Co	220	5,781
		8,760
Food Products - 0.0%
Savola Group/The (a)	695	4,416
TOTAL CONSUMER STAPLES		13,176
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	455	2,332
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	2,547	72,797
Alinma Bank	7,173	54,466
Bank AlBilad	4,257	30,168
Saudi National Bank/The	10,202	122,020
		279,451
Insurance - 0.0%
Co for Cooperative Insurance/The	133	4,858
TOTAL FINANCIALS		284,309
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	270	2,003
Dallah Healthcare Co	178	5,885
Mouwasat Medical Services Co	520	9,649
TOTAL HEALTH CARE		17,537
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	88	4,230
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	141	5,639
TOTAL INDUSTRIALS		9,869
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	140	8,749
Elm Co	23	4,759
TOTAL INFORMATION TECHNOLOGY		13,508
Materials - 0.2%
Chemicals - 0.0%
Saudi Industrial Investment Group	234	780
Yanbu National Petrochemical Co	920	6,623
		7,403
Construction Materials - 0.0%
Yamama Cement Co	74	530
Metals & Mining - 0.2%
Saudi Arabian Mining Co (a)	5,713	117,743
TOTAL MATERIALS		125,676
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	846	4,399
Emaar Economic City (a)	839	2,203
TOTAL REAL ESTATE		6,602
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	4,737	18,187
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (a)	128	6,392
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (a)	344	2,973
TOTAL UTILITIES		27,552
TOTAL SAUDI ARABIA		562,773
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	13,900	50,161
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (a)	474	55,216
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	66,800	38,596
TOTAL CONSUMER DISCRETIONARY		93,812
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	1,123	6,906
Financials - 0.6%
Banks - 0.5%
DBS Group Holdings Ltd	2,700	125,651
Oversea-Chinese Banking Corp Ltd	10,500	175,234
United Overseas Bank Ltd	1,600	48,222
		349,107
Capital Markets - 0.1%
Singapore Exchange Ltd	4,800	66,523
TOTAL FINANCIALS		415,630
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	9,400	72,416
Passenger Airlines - 0.1%
Singapore Airlines Ltd	9,400	46,922
TOTAL INDUSTRIALS		119,338
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	300	3,856
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV (Italy)	466	13,163
TOTAL INFORMATION TECHNOLOGY		17,019
Real Estate - 0.1%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	22,300	49,961
Mapletree Logistics Trust	20,400	21,649
		71,610
Specialized REITs - 0.0%
Keppel DC REIT	9,700	17,385
TOTAL REAL ESTATE		88,995
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	1,300	6,162
TOTAL SINGAPORE		798,023
SOUTH AFRICA - 1.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vodacom Group Ltd	5,067	46,740
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	1,029	63,001
Woolworths Holdings Ltd/South Africa	6,906	23,185
		86,186
Specialty Retail - 0.0%
Foschini Group Ltd	2,178	11,418
Mr Price Group Ltd	1,859	20,414
		31,832
TOTAL CONSUMER DISCRETIONARY		118,018
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Shoprite Holdings Ltd	2,676	44,151
Food Products - 0.0%
Tiger Brands Ltd	35	728
TOTAL CONSUMER STAPLES		44,879
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	386	4,400
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	4,703	74,108
Standard Bank Group Ltd	6,120	112,473
		186,581
Insurance - 0.1%
Discovery Ltd	3,343	48,093
Old Mutual Ltd	22,470	21,565
		69,658
TOTAL FINANCIALS		256,239
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	546	3,633
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	599	8,667
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (a)	2,618	18,491
Metals & Mining - 0.5%
Anglo American PLC	3,613	167,528
Harmony Gold Mining Co Ltd	3,562	75,687
Northam Platinum Holdings Ltd	2,332	55,561
Sibanye Stillwater Ltd (a)	18,899	82,256
		381,032
TOTAL MATERIALS		399,523
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	20,050	21,897
TOTAL SOUTH AFRICA		903,996
SPAIN - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(c)	2,205	68,201
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	1,551	103,989
Specialty Retail - 0.1%
Industria de Diseno Textil SA	1,351	87,910
TOTAL CONSUMER DISCRETIONARY		191,899
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	2,242	44,170
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	14,074	357,250
Banco de Sabadell SA	24,697	96,753
Banco Santander SA	22,478	287,001
Bankinter SA	1,215	20,767
CaixaBank SA	2,162	28,539
TOTAL FINANCIALS		790,310
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	368	41,287
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (a)	203	112
		41,399
Transportation Infrastructure - 0.1%
Aena SME SA (b)(c)	3,337	103,753
TOTAL INDUSTRIALS		145,152
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	636	9,430
Utilities - 0.5%
Electric Utilities - 0.4%
Endesa SA	1,865	68,730
Iberdrola SA	9,301	209,112
		277,842
Gas Utilities - 0.1%
Enagas SA	789	12,986
Naturgy Energy Group SA	1,055	33,114
		46,100
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	1,981	30,057
TOTAL UTILITIES		353,999
TOTAL SPAIN		1,603,161
SWEDEN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	15,804	71,946
Interactive Media & Services - 0.0%
Hemnet Group AB	756	12,043
TOTAL COMMUNICATION SERVICES		83,989
Consumer Discretionary - 0.1%
Household Durables - 0.0%
Electrolux AB B Shares (a)	759	6,116
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	2,102	42,088
TOTAL CONSUMER DISCRETIONARY		48,204
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	708	24,250
Food Products - 0.1%
AAK AB	1,062	29,568
Household Products - 0.0%
Essity AB B Shares	129	3,812
TOTAL CONSUMER STAPLES		57,630
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	5,356	115,057
Svenska Handelsbanken AB A Shares	6,235	98,295
		213,352
Capital Markets - 0.1%
EQT AB	1,954	74,146
Financial Services - 0.1%
Industrivarden AB A Shares	948	47,360
Investor AB B Shares	1,147	44,193
		91,553
TOTAL FINANCIALS		379,051
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	924	5,933
Getinge AB B Shares	1,187	26,039
TOTAL HEALTH CARE		31,972
Industrials - 1.0%
Aerospace & Defense - 0.2%
Saab AB B Shares	1,515	118,205
Building Products - 0.0%
Assa Abloy AB B Shares	144	5,822
Construction & Engineering - 0.1%
Skanska AB B Shares	2,083	63,349
Machinery - 0.7%
Alfa Laval AB	1,486	86,316
Atlas Copco AB A Shares	5,136	105,916
Atlas Copco AB B Shares	2,536	45,595
Epiroc AB B Shares	1,463	36,495
Indutrade AB	1,410	33,083
Sandvik AB	3,997	157,828
SKF AB B Shares	2,136	55,777
Volvo AB B Shares	1,072	38,954
		559,964
TOTAL INDUSTRIALS		747,340
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	7,791	87,844
Lagercrantz Group AB B Shares	967	21,234
TOTAL INFORMATION TECHNOLOGY		109,078
Materials - 0.1%
Metals & Mining - 0.0%
SSAB AB B Shares	2,201	18,191
Paper & Forest Products - 0.1%
Svenska Cellulosa AB SCA B Shares	4,091	51,232
TOTAL MATERIALS		69,423
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Sagax AB B Shares	1,304	28,766
Wihlborgs Fastigheter AB	1,832	18,942
TOTAL REAL ESTATE		47,708
TOTAL SWEDEN		1,574,395
SWITZERLAND - 2.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	47	38,515
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	1,033	200,515
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	3	42,921
Financials - 0.9%
Capital Markets - 0.7%
Julius Baer Group Ltd	979	81,836
Partners Group Holding AG	70	95,078
UBS Group AG	7,155	336,809
		513,723
Insurance - 0.2%
Swiss Life Holding AG	11	12,044
Zurich Insurance Group AG	216	153,667
		165,711
TOTAL FINANCIALS		679,434
Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	254	69,516
Life Sciences Tools & Services - 0.2%
Lonza Group AG	206	139,967
Pharmaceuticals - 0.2%
Galderma Group AG	665	123,955
TOTAL HEALTH CARE		333,438
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	124	94,574
Electrical Equipment - 0.3%
ABB Ltd	2,112	181,840
Machinery - 0.2%
Schindler Holding AG participation certificate	214	82,549
VAT Group AG (b)(c)	97	62,889
		145,438
TOTAL INDUSTRIALS		421,852
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	229	19,740
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	82	6,466
Givaudan SA	16	61,843
Sika AG	627	120,316
TOTAL MATERIALS		188,625
TOTAL SWITZERLAND		1,925,040
TAIWAN - 6.5%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	2,000	45,367
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	9,000	25,319
TOTAL COMMUNICATION SERVICES		70,686
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	13,000	12,603
Tong Yang Industry Co Ltd	4,000	13,876
		26,479
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	1,000	2,828
Textiles, Apparel & Luxury Goods - 0.1%
Makalot Industrial Co Ltd	2,000	19,357
Pou Chen Corp	13,000	12,541
		31,898
TOTAL CONSUMER DISCRETIONARY		61,205
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	3,000	20,292
Food Products - 0.0%
Great Wall Enterprise Co Ltd	3,000	4,838
Lien Hwa Industrial Holdings Corp	2,000	2,911
		7,749
TOTAL CONSUMER STAPLES		28,041
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	2,000	3,383
Financials - 0.6%
Banks - 0.3%
CTBC Financial Holding Co Ltd	4,000	6,450
E.Sun Financial Holding Co Ltd	82,000	86,767
Shanghai Commercial & Savings Bank Ltd/The	4,000	5,005
SinoPac Financial Holdings Co Ltd	84,000	76,110
		174,332
Financial Services - 0.1%
Yuanta Financial Holding Co Ltd	70,000	95,470
Insurance - 0.2%
Fubon Financial Holding Co Ltd	34,325	98,848
KGI Financial Holding Co Ltd	112,000	64,046
		162,894
TOTAL FINANCIALS		432,696
Health Care - 0.0%
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (a)	4,000	20,973
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	1,000	28,766
Electrical Equipment - 0.2%
Bizlink Holding Inc	1,000	41,185
Walsin Lihwa Corp	7,000	9,647
		50,832
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	13,000	11,449
Marine Transportation - 0.0%
Yang Ming Marine Transport Corp	7,000	11,842
Passenger Airlines - 0.0%
Eva Airways Corp	10,000	11,849
TOTAL INDUSTRIALS		114,738
Information Technology - 5.4%
Communications Equipment - 0.1%
Accton Technology Corp	3,000	105,971
Electronic Equipment, Instruments & Components - 0.7%
Chroma ATE Inc	2,000	62,094
Delta Electronics Inc	7,000	270,553
Hon Hai Precision Industry Co Ltd	15,000	104,784
Innolux Corp	48,000	33,151
Largan Precision Co Ltd	1,000	76,350
		546,932
Semiconductors & Semiconductor Equipment - 4.1%
Alchip Technologies Ltd	1,000	99,002
King Yuan Electronics Co Ltd	7,000	65,642
MediaTek Inc	4,000	223,032
Realtek Semiconductor Corp	3,000	45,953
Taiwan Semiconductor Manufacturing Co Ltd	45,010	2,481,379
United Microelectronics Corp	52,000	103,156
		3,018,164
Technology Hardware, Storage & Peripherals - 0.5%
Asia Vital Components Co Ltd	2,000	92,508
Asustek Computer Inc	3,000	47,141
Catcher Technology Co Ltd	4,000	25,408
Chicony Electronics Co Ltd	4,000	14,827
Compal Electronics Inc	21,000	21,788
Gigabyte Technology Co Ltd	3,000	22,145
Micro-Star International Co Ltd	3,000	8,573
Pegatron Corp	10,000	22,081
Wiwynn Corp	1,000	113,258
		367,729
TOTAL INFORMATION TECHNOLOGY		4,038,796
Materials - 0.1%
Chemicals - 0.1%
Nan Ya Plastics Corp	30,000	72,137
Construction Materials - 0.0%
TCC Group Holdings Co Ltd	30,000	25,091
TOTAL MATERIALS		97,228
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	5,000	4,562
TOTAL TAIWAN		4,872,308
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	8,300	3,052
True Corp PCL depository receipt	78,000	28,678
TOTAL COMMUNICATION SERVICES		31,730
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	1,900	1,186
Central Retail Corp PCL depository receipt	13,300	8,305
		9,491
Specialty Retail - 0.0%
Home Product Center PCL	3,600	810
Home Product Center PCL depository receipt	8,600	1,935
		2,745
TOTAL CONSUMER DISCRETIONARY		12,236
Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL depository receipt	2,300	3,153
Osotspa PCL	1,200	673
Osotspa PCL depository receipt	6,600	3,703
Thai Beverage PCL	42,300	15,961
		23,490
Food Products - 0.0%
Thai Union Group PCL depository receipt	3,900	1,458
TOTAL CONSUMER STAPLES		24,948
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	1,600	6,212
PTT Exploration & Production PCL depository receipt	6,500	25,238
TOTAL ENERGY		31,450
Financials - 0.2%
Banks - 0.1%
Bangkok Bank PCL	900	4,507
Bangkok Bank PCL depository receipt	2,200	11,018
SCB X PCL	1,400	6,013
SCB X PCL depository receipt	2,900	12,455
		33,993
Consumer Finance - 0.1%
Krungthai Card PCL depository receipt	6,200	5,650
Insurance - 0.0%
Thai Life Insurance PCL depository receipt	11,600	4,375
TOTAL FINANCIALS		44,018
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl	400	2,123
Bumrungrad Hospital Pcl depository receipt	1,200	6,371
TOTAL HEALTH CARE		8,494
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (a)	45,300	3,130
Transportation Infrastructure - 0.0%
Bangkok Expressway & Metro PCL	8,600	1,431
Bangkok Expressway & Metro PCL depository receipt	58,900	9,801
		11,232
TOTAL INDUSTRIALS		14,362
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	700	4,548
Delta Electronics Thailand PCL depository receipt	8,400	54,581
TOTAL INFORMATION TECHNOLOGY		59,129
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL	9,400	6,078
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	4,100	2,599
TOTAL MATERIALS		8,677
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Land & Houses PCL depository receipt	41,200	5,093
WHA Corp PCL depository receipt	44,100	4,836
TOTAL REAL ESTATE		9,929
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	1,300	4,842
Global Power Synergy PCL	500	562
Global Power Synergy PCL depository receipt	4,000	4,501
Gulf Development PCL	2,000	2,964
Gulf Development PCL depository receipt	6,400	9,483
TOTAL UTILITIES		22,352
TOTAL THAILAND		267,325
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	1,952	5,247
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Tofas Turk Otomobil Fabrikasi AS	454	3,404
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (a)	917	2,558
Household Durables - 0.0%
Arcelik AS (a)	1,176	3,083
TOTAL CONSUMER DISCRETIONARY		9,045
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,576	4,230
Coca-Cola Icecek AS	4,690	7,754
		11,984
Consumer Staples Distribution & Retail - 0.0%
Migros Ticaret AS	262	3,838
Sok Marketler Ticaret AS (a)	3,087	4,603
		8,441
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	905	2,818
TOTAL CONSUMER STAPLES		23,243
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,328	7,476
Financials - 0.1%
Banks - 0.1%
Haci Omer Sabanci Holding AS	7,776	19,580
Yapi ve Kredi Bankasi AS (a)	22,403	21,163
TOTAL FINANCIALS		40,743
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (a)(b)(c)	230	2,496
Industrials - 0.1%
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	9,819	22,094
Industrial Conglomerates - 0.1%
KOC Holding AS	7,742	36,977
Turkiye Sise ve Cam Fabrikalari AS	2,441	2,554
		39,531
TOTAL INDUSTRIALS		61,625
Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS (a)	60,364	3,540
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS (a)	2,821	313
Metals & Mining - 0.0%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	3,888	2,598
Turk Altin Isletmeleri AS (a)	5,526	6,938
		9,536
TOTAL MATERIALS		13,389
Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	4,645	2,544
Utilities - 0.0%
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	980	598
TOTAL TURKEY		166,406
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	6,428	34,481
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	22,322	2,656
Americana Restaurants International PLC - Foreign Co	29,594	12,571
TOTAL CONSUMER DISCRETIONARY		15,227
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,253	1,819
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	5,782	8,832
TOTAL ENERGY		10,651
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Islamic Bank PJSC	6,402	42,430
Emirates NBD Bank PJSC	12,221	103,492
TOTAL FINANCIALS		145,922
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	6,672	4,960
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Two Point Zero Group PJSC (a)	8,574	5,276
Transportation Infrastructure - 0.0%
Salik Co PJSC	8,342	14,492
TOTAL INDUSTRIALS		19,768
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	20,720	54,107
Emaar Development PJSC	3,768	17,647
Emaar Properties PJSC	657	2,683
TOTAL REAL ESTATE		74,437
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	15,910	13,083
TOTAL UNITED ARAB EMIRATES		318,529
UNITED KINGDOM - 6.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	31,105	81,444
Interactive Media & Services - 0.1%
Autotrader Group PLC (b)(c)	5,925	43,676
Rightmove PLC	2,632	17,817
		61,493
TOTAL COMMUNICATION SERVICES		142,937
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	484	87,852
Diversified Consumer Services - 0.1%
Pearson PLC	3,843	50,547
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	2,042	61,231
Entain PLC	169	1,399
Whitbread PLC	1,079	40,218
		102,848
Household Durables - 0.0%
Taylor Wimpey PLC	20,846	30,475
Specialty Retail - 0.1%
Kingfisher PLC	10,884	50,158
TOTAL CONSUMER DISCRETIONARY		321,880
Consumer Staples - 1.3%
Beverages - 0.1%
Diageo PLC	2,534	58,308
Consumer Staples Distribution & Retail - 0.1%
Marks & Spencer Group PLC	12,423	62,304
Tesco PLC	2,811	16,357
		78,661
Food Products - 0.0%
Associated British Foods PLC	907	23,703
Household Products - 0.2%
Reckitt Benckiser Group PLC	1,906	158,884
Personal Care Products - 0.3%
Unilever PLC	3,533	240,348
Tobacco - 0.6%
British American Tobacco PLC	4,763	287,750
Imperial Brands PLC	2,553	107,527
		395,277
TOTAL CONSUMER STAPLES		955,181
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	1,283	32,719
Financials - 2.2%
Banks - 1.6%
Barclays PLC	37,828	252,467
HSBC Holdings PLC	28,598	504,495
Lloyds Banking Group PLC	63,606	94,976
NatWest Group PLC	22,152	201,911
Standard Chartered PLC	6,618	169,331
		1,223,180
Capital Markets - 0.3%
3i Group PLC	922	42,356
ICG PLC	1,783	44,282
London Stock Exchange Group PLC	1,160	128,919
Schroders PLC	3,129	19,336
		234,893
Financial Services - 0.2%
M&G PLC	14,936	63,234
Wise PLC Class A (a)	4,111	53,023
		116,257
Insurance - 0.1%
Legal & General Group PLC	24,500	88,873
TOTAL FINANCIALS		1,663,203
Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	4,619	78,722
Pharmaceuticals - 0.7%
Astrazeneca PLC	2,659	495,410
Hikma Pharmaceuticals PLC	855	17,888
		513,298
TOTAL HEALTH CARE		592,020
Industrials - 1.1%
Aerospace & Defense - 0.7%
BAE Systems PLC	3,817	103,620
Melrose Industries PLC	7,249	62,094
Rolls-Royce Holdings PLC	19,974	333,905
		499,619
Commercial Services & Supplies - 0.0%
Verisure PLC (a)	390	6,364
Machinery - 0.0%
IMI PLC	271	10,242
Passenger Airlines - 0.1%
International Consolidated Airlines Group SA	13,534	77,448
Professional Services - 0.2%
Intertek Group PLC	963	58,823
RELX PLC	2,615	92,707
		151,530
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	8	513
Bunzl PLC	1,705	47,814
		48,327
TOTAL INDUSTRIALS		793,530
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,263	61,248
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	908	33,932
Real Estate - 0.1%
Diversified REITs - 0.1%
Land Securities Group PLC	4,419	39,334
Residential REITs - 0.0%
UNITE Group PLC/The	2,729	21,136
TOTAL REAL ESTATE		60,470
Utilities - 0.4%
Electric Utilities - 0.2%
SSE PLC	4,153	138,035
Multi-Utilities - 0.1%
National Grid PLC	5,717	97,129
Water Utilities - 0.1%
United Utilities Group PLC	4,005	68,339
TOTAL UTILITIES		303,503
TOTAL UNITED KINGDOM		4,960,623
UNITED STATES - 5.1%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (a)	223	111,578
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	7,886	77,455
Consumer Staples - 0.6%
Food Products - 0.6%
JBS NV depository receipt	1,901	29,739
Nestle SA	4,530	432,282
TOTAL CONSUMER STAPLES		462,021
Energy - 0.9%
Energy Equipment & Services - 0.1%
Tenaris SA	2,695	59,864
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	38,003	240,960
DHT Holdings Inc	75	1,075
Shell PLC	9,824	377,630
		619,665
TOTAL ENERGY		679,529
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	321	51,261
Health Care - 2.3%
Health Care Equipment & Supplies - 0.1%
Alcon AG	387	31,248
Inmode Ltd (a)	681	10,699
		41,947
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	150	27,037
QIAGEN NV (Germany)	1,351	71,455
		98,492
Pharmaceuticals - 2.1%
GSK PLC	9,943	257,142
Haleon PLC	8,089	42,305
Novartis AG	4,014	595,557
Roche Holding AG non-voting shares	1,200	545,688
Sanofi SA	1,685	158,935
		1,599,627
TOTAL HEALTH CARE		1,740,066
Industrials - 0.7%
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	1,464	62,886
Waste Connections Inc	306	51,193
		114,079
Construction & Engineering - 0.0%
Ferrovial SE	51	3,447
Electrical Equipment - 0.3%
Schneider Electric SE	859	246,278
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	16	39,287
Professional Services - 0.1%
Experian PLC	2,575	97,527
TOTAL INDUSTRIALS		500,618
Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (a)	207	89,182
JFrog Ltd (a)	48	2,630
Monday.com Ltd (a)	211	24,212
TOTAL INFORMATION TECHNOLOGY		116,024
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	143	8,123
Holcim AG	604	62,254
Titan SA (Greece)	68	4,570
TOTAL MATERIALS		74,947
TOTAL UNITED STATES		3,813,499
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (a)	4,023	113,719
TOTAL COMMON STOCKS (Cost $64,339,272)		70,081,556

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Volkswagen AG	799	96,923
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	27	7,547
TOTAL GERMANY		104,470
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	25	4,566
Hyundai Motor Co Series 2	108	20,175

TOTAL KOREA (SOUTH)		24,741
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $118,609)		129,211

Money Market Funds - 7.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	5,226,837	5,227,882
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	11,874	11,875
TOTAL MONEY MARKET FUNDS (Cost $5,239,757)			5,239,757

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $69,697,638)	75,450,524
NET OTHER ASSETS (LIABILITIES) - (0.8)% (e)	(622,378)
NET ASSETS - 100.0%	74,828,146

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	18	3/2026	2,733,120	71,617
ICE MSCI Emerging Markets Index Contracts (United States)	18	3/2026	1,368,720	73,515
OSE TOPIX Contracts (Japan)	1	3/2026	231,132	3,368
TME S&P/TSX 60 Index Contracts (Canada)	1	3/2026	272,126	18

TOTAL FUTURES CONTRACTS				148,518
The notional amount of long futures as a percentage of Net Assets is 6.2%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,660,205 or 2.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,662,912 or 2.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Includes $160,411 of cash collateral to cover margin requirements for futures contracts.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,145,797	15,030,827	12,948,743	28,968	1	-	5,227,882	5,226,837	0.0%
Fidelity Securities Lending Cash Central Fund	-	11,875	-	1	-	-	11,875	11,874	0.0%
Total	3,145,797	15,042,702	12,948,743	28,969	1	-	5,239,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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